Supplementary cash flow information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details for acquisitions
Assets acquired	€ (337,300)	€ (2,639,432)	€ (360,375)
Liabilities assumed	41,761	260,120	21,122
Put option liabilities	26,801	72,151	11,901
Noncontrolling interests	10,339	65,217	45,319
Non-cash consideration	33,804	26,637	28,530
Cash paid	(224,595)	(2,215,307)	(253,503)
Less cash acquired	9,759	55,210	3,538
Net cash paid for acquisitions	(214,836)	(2,160,097)	(249,965)
Cash paid for investments	(10,899)	(23,290)	(109,948)
Cash paid for intangible assets	(33,250)	(37,972)	(85,103)
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets	(258,985)	(2,221,359)	(445,016)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	14,608	43,317	1,532,724
Cash received from repayment of loans			79
Proceeds from divestitures	€ 14,608	€ 43,317	1,532,803
Tax payment of disposal			142,593
Divested of aggregate assets, excluding cash			1,100,315
Divested liabilities			296,857
Put option liabilities			469
Divested noncontrolling interests			€ 16,540